Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies

(a)  Basis of Presentation and Consolidation

On April 4, 2022, the Company effected a one-for-four reverse stock split of its issued and outstanding shares of common stock (the “Reverse Stock Split”). Accordingly, all share and per share data included in these consolidated financial statements and notes thereto have been adjusted retroactively to reflect the impact of the reverse stock split.

The accompanying consolidated financial statements of the Company have been prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Although the Company’s estimates contemplate current conditions and how it expects them to change in the future, it is reasonably possible that actual conditions could differ from those estimates, which could materially impact the Company’s results of operations and its financial condition.  Management has made significant estimates in several areas: impairment, valuation allowances and loss allowances on residential whole loans (see Note 3), mortgage-backed securities (“MBS”), credit risk transfer (“CRT”) securities and mortgage servicing rights (“MSR”) related assets (collectively, “Securities, at fair value”) (see Note 4), and Other assets (see Note 5), valuation of Securities, at fair value (see Notes 4 and 13), income recognition and valuation of residential whole loans (see Notes 3 and 13), valuation of derivative instruments (see Notes 5(c) and 13) and income recognition on certain Non-Agency MBS (defined below) purchased at a discount (see Note 4). In addition, estimates are used in the determination of taxable income used in the assessment of REIT compliance and contingent liabilities for related taxes, penalties and interest (see Note 8). Actual results could differ from those estimates.

The Company has two reportable segments as further discussed in Note 16.

The consolidated financial statements of the Company include the accounts of all subsidiaries. All intercompany accounts and transactions have been eliminated. In addition, the Company consolidates entities established to facilitate transactions related to the acquisition and securitization of residential whole loans completed in prior years. Certain prior period amounts have been reclassified to conform to the current period presentation. In particular, prior period disclosures have been conformed to the current period presentation of interest income from residential whole loans at fair value. Starting in the second quarter of 2021, interest income for these loans is presented in interest income in the Company’s consolidated statements of operations. Previously, interest income received on residential whole loans at fair value was presented in other income in the Company’s consolidated statements of operations. On July 1, 2021, the Company completed the acquisition of Lima One Holdings, LLC, the parent company of Lima One Capital, LLC (collectively referred to as “Lima One”), a leading nationwide originator and servicer of business purpose loans (“BPLs”). Lima One’s financial results are consolidated with MFA’s results from that date (see Notes 15 and 16).

(b)  Residential Whole Loans (including Residential Whole Loans transferred to consolidated VIEs)

Residential whole loans included in the Company’s consolidated balance sheets are primarily comprised of pools of fixed- and adjustable-rate residential mortgage loans acquired through consolidated trusts in secondary market transactions or originated by Lima One. The accounting model utilized by the Company is determined at the time each loan package is initially acquired. Prior to the second quarter of 2021, the fair value option was typically elected on loans that were 60 or more days delinquent at purchase (“Purchased Non-performing Loans”). Purchased Credit Deteriorated Loans acquired prior to the second quarter of 2021, and where the underlying borrower had a delinquency status of less than 60 days at the acquisition date, are typically held at carrying value. Purchased Performing Loans acquired prior to the second quarter of 2021 are also typically held at carrying value, but the accounting methods for income recognition and determination and measurement of any required credit loss reserves (as discussed below) differ from those used for Purchased Credit Deteriorated Loans held at carrying value. Starting in the second quarter of 2021, the Company elected the fair value option for all loans acquired, irrespective of borrower delinquency status at acquisition. Over time, the Company expects that election of the fair value option should serve to simplify reporting of the results of its loan investment activities as fair value accounting will be used for the majority of loans in the Company’s portfolio. The accounting model initially applied to loan acquisitions is not permitted to be subsequently changed. Consequently, the Company is not permitted to retroactively apply fair value accounting to loans held at carrying value acquired in periods prior to the second quarter of 2021.

The Company’s residential whole loans pledged as collateral against financing agreements are included in the consolidated balance sheets with amounts pledged disclosed in Note 6.  Purchases and sales of residential whole loans that are subject to an extended period of due diligence that crosses a reporting date are recorded in our balance sheet at amounts reflecting management’s current estimate of assets that will be acquired or disposed at the closing of the transaction. This estimate is subject to revision at the closing of the transaction, pending the outcome of due diligence performed prior to closing. Residential whole loans purchased under flow arrangements with loan origination partners are generally recorded at the transaction settlement date. Recorded amounts of residential whole loans for which the closing of the purchase transaction is yet to occur are not eligible to be pledged as collateral against any financing agreement until the closing of the purchase transaction. Interest income, credit related losses and changes in the fair value of loans held at fair value are recorded post settlement for acquired loans and until transaction settlement for sold loans (see Notes 3, 6, 13 and 14).

Purchased Performing Loans

Acquisitions of Purchased Performing Loans to date (which include loans purchased from third parties or loans originated by Lima One) have been primarily comprised of: (i) loans to finance (or refinance) one-to-four family residential properties that are not considered to meet the definition of a “Qualified Mortgage” in accordance with guidelines adopted by the Consumer Financial Protection Bureau (“Non-QM loans”), (ii) short-term business purpose loans collateralized by residential properties made to non-occupant borrowers who intend to rehabilitate and sell the property for a profit (“Rehabilitation loans” or “Fix and Flip loans”), (iii) loans to finance (or refinance) non-owner occupied one-to four-family residential properties that are rented to one or more tenants (“Single-family rental loans”), (iv) loans on investor properties that conform to the standards for purchase by a federally chartered corporation, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”) (“Agency eligible investor loans”), and (v) previously originated loans secured by residential real estate that is generally owner occupied (“Seasoned performing loans”). Purchased Performing Loans are initially recorded at their purchase price (or amount funded for originated loans). Interest income on Purchased Performing Loans acquired at par is accrued based on each loan’s current interest bearing balance and current interest rate. Interest income on such loans acquired at a premium/discount to par is recorded each period based on the contractual coupon net of any amortization of premium or accretion of discount, adjusted for actual prepayment activity. For loans acquired with related servicing rights retained by the seller, interest income is reported net of related serving costs.

For Purchased Performing Loans acquired prior to the second quarter of 2021 and where the fair value option was not elected, an allowance for credit losses is recorded at acquisition, and maintained on an ongoing basis, for all losses expected over the life of the respective loan. Any required credit loss allowance would reduce the net carrying value of the loan with a corresponding charge to earnings, and may increase or decrease over time. Significant judgments are required in determining any allowance for credit loss, including assumptions regarding the loan cash flows expected to be collected, the value of the underlying collateral and the ability of the Company to collect on any other forms of security, such as a personal guaranty provided either by the borrower or an affiliate of the borrower. Income recognition is suspended, and interest accruals are reversed against income, for loans at the earlier of the date at which payments become 90 days past due or when, in the opinion of management, a full recovery of income and principal becomes doubtful (i.e., such loans are placed on nonaccrual status).
For nonaccrual loans, interest income is recorded under the cash basis method as interest payments are received. Interest accruals are resumed when the loan becomes contractually current. A loan is written off when it is no longer realizable and/or it is legally discharged. Modified loans are considered “troubled debt restructurings” if the Company grants a concession to a borrower who is experiencing financial difficulty (including the interpretation of this definition set forth in OCC Bulletin 2020-35).

Charge-offs to the allowance for loan losses occur when losses are confirmed through the receipt of cash or other consideration from the completion of a sale; when a modification or restructuring takes place in which we grant a concession to a borrower or agree to a discount in full or partial satisfaction of the loan; when we take ownership and control of the underlying collateral in full satisfaction of the loan; when loans are reclassified as other investments; or when significant collection efforts have ceased and it is highly likely that a loss has been realized.

The aggregate allowance for credit losses is equal to the sum of the losses expected over the life of each respective loan. Expected losses are generally calculated based on the estimated probability of default and loss severity of loans in the portfolio, which involves projecting each loan’s expected cash flows based on their contractual terms, expected prepayments, and estimated default and loss severity rates. The results were not discounted. The default and severity rates were estimated based on the following steps: (i) obtained the Company’s historical experience through an entire economic cycle for each loan type or, to the extent the Company did not have sufficient historical loss experience for a given loan type, publicly available data derived from the historical loss experience of certain banks, which data the Company believes is generally representative of its portfolio, (ii) obtained historical economic data (U.S. unemployment rates and home price appreciation) over the same period, and (iii) estimated default and severity rates during three distinct future periods based on historical default and severity rates during periods when economic conditions similar to those forecasted were experienced. The default and severity rates were applied to the estimated amount of loans outstanding during each future period, based on contractual terms and expected prepayments. Expected prepayments are estimated based on historical experience and current and expected future economic conditions, including market interest rates. The three periods were as follows: (i) a one-year forecast of economic conditions based on U.S. unemployment rates and home price appreciation, followed by (ii) a two-year “reversion” period during which economic conditions (U.S. unemployment rates and home price appreciation) are projected to revert to historical averages on a straight line basis, followed by (iii) the remaining life of each loan, during which period economic conditions (U.S. unemployment rates and home price appreciation) are projected to equal historical averages. In addition, a liability is established (and recorded in Other Liabilities) each period using a similar methodology for committed but undrawn loan amounts. The Company forecasts future economic conditions based on forecasts provided by an external preparer of economic forecasts, as well as its own knowledge of the market and its portfolio. The Company generally considers multiple scenarios and selects the one that it believes results in the most reasonable estimate of expected losses. The Company may apply qualitative adjustments to these results as further described in Note 3. For certain loans where foreclosure has been deemed to be probable, loss estimates are based on whether the value of the underlying collateral is sufficient to recover the carrying value of the loan. This methodology has not changed from the calculation of the allowance for credit losses on January 1, 2021.

Purchased Credit Deteriorated Loans

The Company has elected to account for these loans as credit deteriorated as they have experienced a more-than-insignificant deterioration in credit quality since origination and were acquired at discounted prices that reflect, in part, the impaired credit history of the borrower. Substantially all of these loans have previously experienced payment delinquencies and the amount owed may exceed the value of the property pledged as collateral. Consequently, these loans generally have a higher likelihood of default than newly originated mortgage loans with loan-to-value ratios (“LTVs”) of 80% or less to creditworthy borrowers. The Company believes that amounts paid to acquire these loans represent fair market value at the date of acquisition. Loans considered credit deteriorated are initially recorded at the purchase price on a net basis, after establishing an initial allowance for credit losses (their initial cost basis is equal to their purchase price plus the initial allowance for credit losses). Subsequent to acquisition, the gross recorded amount for these loans reflects the initial cost basis, plus accretion of interest income, less principal and interest cash flows received. Purchased Credit Deteriorated Loans acquired prior to the second quarter of 2021, or where the fair value option was not otherwise elected, are presented on the Company’s consolidated balance sheets at carrying value, which reflects the recorded cost basis reduced by any allowance for credit losses. Interest income on such loans purchased is recorded each period based on the contractual coupon net of amortization of the difference between their cost basis and unpaid principal balance (“UPB”), subject to the Company’s nonaccrual policy.
Residential Whole Loans at Fair Value

Certain of the Company’s residential whole loans are presented at fair value on its consolidated balance sheets as a result of a fair value election made at the time of acquisition. Prior to the second quarter of 2021, this accounting election was made primarily on Purchased Non-performing Loans. Starting in the second quarter of 2021, the Company made the fair value election on all loan acquisitions, which, to date, have been comprised exclusively of Purchased Performing Loans including loans originated by Lima One since its consolidation. The Company generally considers accounting for these loans at fair value to be more reflective of the expected pattern of returns from these loans under current economic conditions. The Company determines the fair value of its residential whole loans held at fair value after considering portfolio valuations obtained from a third-party that specializes in providing valuations of residential mortgage loans and trading activity observed in the marketplace. Subsequent changes in fair value are reported in current period earnings and presented in Net (loss)/gain on residential whole loans measured at fair value through earnings on the Company’s consolidated statements of operations.

Interest income is recorded on these loans based on their yield and is presented as part of interest income in the Company’s consolidated statements of operations. Cash outflows associated with loan-related advances made by the Company on behalf of the borrower are included in the basis of the loan and are reflected in unrealized gains or losses reported each period. Income and costs associated with originating loans on which the fair value option was elected are recorded in other income and expense respectively in the period in which they are earned or incurred.

(c)  Securities, at Fair Value

MSR-Related Assets

The Company has investments in financial instruments whose cash flows are considered to be largely dependent on underlying MSRs that either directly or indirectly act as collateral for the investment. These financial instruments, which are referred to as MSR-related assets, are discussed in more detail below. The Company’s MSR-related assets pledged as collateral against repurchase agreements are included in the consolidated balance sheets with the amounts pledged disclosed in Note 6. Purchases and sales of MSR-related assets are recorded on the trade date (see Notes 4, 6, and 13).

Term Notes Backed by MSR-Related Collateral
The Company has invested in term notes that are issued by special purpose vehicles (“SPV”) that have acquired rights to receive cash flows representing the servicing fees and/or excess servicing spread associated with certain MSRs. The Company considers payment of principal and interest on these term notes to be largely dependent on the cash flows generated by the underlying MSRs as this impacts the cash flows available to the SPV that issued the term notes. Credit risk borne by the holders of the term notes is also mitigated by structural credit support in the form of over-collateralization. Credit support is also provided by a corporate guarantee from the ultimate parent or sponsor of the SPV that is intended to provide for payment of interest and principal to the holders of the term notes should cash flows generated by the underlying MSRs be insufficient.

The Company’s term notes backed by MSR-related collateral are treated as “available-for-sale” (“AFS”) securities and reported at fair value on the Company’s consolidated balance sheets with unrealized gains and losses excluded from earnings and reported in Accumulated other comprehensive income/(loss) (“AOCI”), a component of Stockholders’ Equity, subject to impairment and loss allowances. Interest income is recognized on an accrual basis on the Company’s consolidated statements of operations. The Company’s valuation process for such notes is similar to that used for residential mortgage securities and considers a number of observable market data points, including prices obtained from pricing services, brokers and repurchase agreement counterparties, dialogue with market participants, as well as management’s observations of market activity. Other factors taken into consideration include estimated changes in fair value of the related underlying MSR collateral, as applicable, and the financial performance of the ultimate parent or sponsoring entity of the issuer, which has provided a guarantee that is intended to provide for payment of interest and principal to the holders of the term notes should cash flows generated by the related underlying MSR collateral be insufficient.

Corporate Loans
The Company has made or participated in loans to provide financing to entities that originate residential mortgage loans and own the related MSRs. These corporate loans are generally secured by certain MSRs, as well as certain other unencumbered assets owned by the borrower.
Corporate loans are recorded on the Company’s consolidated balance sheets at the drawn amount, on which interest income is recognized on an accrual basis on the Company’s consolidated statements of operations, subject to loss allowances. Commitment fees received on the undrawn amount are deferred and recognized as interest income over the remaining loan term at the time of draw. At the end of the commitment period, any remaining deferred commitment fees are recorded as Other Income on the Company’s consolidated statements of operations. The Company evaluates the recoverability of its corporate loans on a quarterly basis considering various factors, including the current status of the loan, changes in the fair value of the MSRs that secure the loan and the recent financial performance of the borrower.

Residential Mortgage Securities

Prior to the quarter ended June 30, 2020, the Company had invested in residential mortgage-backed securities (“MBS”) that are issued or guaranteed as to principal and/or interest by a federally chartered corporation, such as Fannie Mae or Freddie Mac, or an agency of the U.S. Government, such as the Government National Mortgage Association (“Ginnie Mae”) (collectively, “Agency MBS”), and residential MBS that are not guaranteed by any agency of the U.S. Government or any federally chartered corporation (“Non-Agency MBS”). The Company disposed of its investments in Agency MBS during 2020 and disposed of its remaining investments in Non-Agency MBS during the second quarter of 2021. In addition, the Company has investments in CRT securities that are issued by or sponsored by Fannie Mae and Freddie Mac. The coupon payments on CRT securities are paid by the issuer and the principal payments received are dependent on the performance of loans in either a reference pool or an actual pool of loans. As the loans in the underlying pool are paid, the principal balance of the CRT securities is paid. As an investor in a CRT security, the Company may incur a principal loss if the performance of the actual or reference pool loans results in either an actual or calculated loss that exceeds the credit enhancement of the security owned by the Company.

Designation

Securities that the Company generally intends to hold until maturity, but that it may sell from time to time as part of the overall management of its business, are designated as AFS. Such securities are carried at their fair value with unrealized gains and losses excluded from earnings (except when an allowance for loan losses is recognized, as discussed below) and reported in AOCI, a component of Stockholders’ Equity.

Upon the sale of an AFS security, any unrealized gain or loss is reclassified out of AOCI to earnings as a realized gain or loss using the specific identification method.

The Company had elected the fair value option for certain of its previously held Agency MBS that it did not intend to hold to maturity. These securities were carried at their fair value with changes in fair value included in earnings for the period and reported in Other Income, net on the Company’s consolidated statements of operations.

In addition, the Company has elected the fair value option for certain of its CRT securities as it considers this method of accounting to more appropriately reflect the risk-sharing structure of these securities. Such securities are carried at their fair value with changes in fair value included in earnings for the period and reported in Other Income, net on the Company’s consolidated statements of operations.

Revenue Recognition, Premium Amortization and Discount Accretion

Interest income on securities is accrued based on their outstanding principal balance and their contractual terms. Premiums and discounts associated with Agency MBS and Non-Agency MBS assessed as high credit quality at the time of purchase are amortized into interest income over the life of such securities using the effective yield method. Adjustments to premium amortization are made for actual prepayment activity.

Determination of Fair Value for Residential Mortgage Securities

In determining the fair value of the Company’s residential mortgage securities, management considers a number of observable market data points, including prices obtained from pricing services, brokers and repurchase agreement counterparties, dialogue with market participants, as well as management’s observations of market activity (see Note 13).

Allowance for credit losses

When the fair value of an AFS security is less than its amortized cost at the balance sheet date, the security is considered impaired.  The Company assesses its impaired securities, as well as securities for which a credit loss allowance had been previously recorded, on at least a quarterly basis and determines whether any changes to the allowance for credit losses are required.  If the Company intends to sell an impaired security, or it is more likely than not that it will be required to sell the impaired security before its anticipated recovery, then the Company must recognize a write-down through charges to earnings equal to the entire difference between the investment’s amortized cost and its fair value at the balance sheet date.  If the Company does not expect to sell an impaired security, only the portion of the impairment related to credit losses is recognized through a loss allowance charged to earnings with the remainder recognized through AOCI on the Company’s consolidated balance sheets.  Impairments recognized through other comprehensive income/(loss) (“OCI”) do not impact earnings.  Credit loss allowances are subject to reversal through earnings resulting from improvements in expected cash flows. The determination as to whether to record (or reverse) a credit loss allowance is subjective, as such determinations are based on factual information available at the time of assessment as well as the Company’s estimates of future performance and cash flow projections.  As a result, the timing and amount of losses constitute material estimates that are susceptible to significant change (see Note 4).

Balance Sheet Presentation

The Company’s residential mortgage securities pledged as collateral against financing agreements and interest rate swap agreements (“Swaps”) are included on the consolidated balance sheets with the fair value of the securities pledged disclosed in Note 6.  Purchases and sales of securities are recorded on the trade date.

(d)  Cash and Cash Equivalents

Cash and cash equivalents include cash on deposit with financial institutions and investments in money market funds, all of which have original maturities of three months or less.  Cash and cash equivalents may also include cash pledged as collateral to the Company by its financing counterparties as a result of reverse margin calls (i.e., margin calls made by the Company).  The Company did not hold any cash pledged by its counterparties at December 31, 2021 and December 31, 2020. At December 31, 2021 and December 31, 2020, the Company had cash and cash equivalents of $304.7 million and $814.4 million, respectively. At December 31, 2021, the Company had $215.8 million of investments in overnight money market funds, which are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. As of December 31, 2020, the Company had $752.4 million worth of investments in overnight money market funds. In addition, deposits in FDIC insured accounts generally exceed insured limits (see Notes 6 and 13).

(e)  Restricted Cash

Restricted cash primarily represents the Company’s cash collections held in connection with certain of the Company’s financing agreements, Swaps and/or loan servicing activities that are not available to the Company for general corporate purposes. Restricted cash may be applied against amounts due to financing agreement and/or Swap counterparties, or may be returned to the Company when the related collateral requirements are exceeded or at the maturity of financing agreements and/or Swaps.  The Company had aggregate restricted cash of $99.8 million and $7.2 million at December 31, 2021 and December 31, 2020, respectively (see Notes 5(c), 6 and 13).

(f)  Goodwill & Intangible Assets

At December 31, 2021, the Company had goodwill of $61.1 million, which represents the excess of the fair value of consideration paid over the fair value of net assets acquired in connection with the acquisition of Lima One, see Note 15, and other intangible assets of $21.4 million (net of amortization) primarily comprised of customer relationships, non-competition agreements, trademarks and trade names, and internally developed software recognized as part of the acquisition of Lima One. The intangible assets are amortized over their expected useful lives, which range from one to ten years. Goodwill, which is not subject to amortization, and intangible assets are tested for impairment at least annually, or more frequently under certain circumstances. Through December 31, 2021, the Company had not recognized any impairment against its goodwill or intangible assets. Goodwill and intangible assets are included in Other assets on the Company’s consolidated balance sheets.
(g) Real Estate Owned (“REO”)
REO represents real estate acquired by the Company, including through foreclosure, deed in lieu of foreclosure, or purchased in connection with the acquisition of residential whole loans. REO acquired through foreclosure or deed in lieu of foreclosure is initially recorded at fair value less estimated selling costs. REO acquired in connection with the acquisition of residential whole loans is initially recorded at its purchase price. Subsequent to acquisition, REO is reported, at each reporting date, at the lower of the current carrying amount or fair value less estimated selling costs and for presentation purposes is included in Other assets on the Company’s consolidated balance sheets. Changes in fair value that result in an adjustment to the reported amount of an REO property that has a fair value at or below its carrying amount are reported in Other Income, net on the Company’s consolidated statements of operations. The Company has acquired certain properties that it holds for investment purposes, including rentals to third parties. These properties are held at their historical basis less depreciation, and are subject to impairment. Related rental income and expenses are recorded in Other Income, net (see Note 5).

(h)  Leases and Depreciation

Leases

The Company records its operating lease liabilities and operating lease right-of-use assets on its consolidated balance sheets. The operating lease liabilities are equal to the present value of the remaining fixed lease payments (excluding real estate tax and operating expense escalations) discounted at the Company’s estimated incremental borrowing rate at the date of lease commencement, and the operating lease right-of-use assets are equal to the operating lease liabilities adjusted for lease incentives and initial direct costs. As lease payments are made, the operating lease liabilities are reduced to the present value of the remaining lease payments and the operating lease right-of-use assets are reduced by the difference between the lease expense (straight-lined over the lease term) and the theoretical interest expense amount (calculated using the incremental borrowing rate at the date of lease commencement). See Notes 5 and 9 for further discussion on leases.

Leasehold Improvements, Real estate and Other Depreciable Assets

Depreciation is computed on the straight-line method over the estimated useful life of the related assets or, in the case of leasehold improvements, over the shorter of the useful life or the lease term.  Furniture, fixtures, computers and related hardware have estimated useful lives ranging from five to fifteen years at the time of purchase. The building component of real estate held-for-investment is depreciated over 27.5 years.

(i)  Loan Securitization and Other Debt Issuance Costs

Loan securitization related costs are costs associated with the issuance of beneficial interests by consolidated VIEs and incurred by the Company in connection with various financing transactions completed by the Company.  These costs may include underwriting, rating agency, legal, accounting and other fees.  Such costs, which reflect deferred charges (unless the debt is recorded at fair value, as discussed below), are included on the Company’s consolidated balance sheets as a direct deduction from the corresponding debt liability. These deferred charges are amortized as an adjustment to interest expense using the effective interest method. For certain financing agreements, such costs are amortized over the shorter of the period to the expected or stated legal maturity of the debt instruments. The Company periodically reviews the recoverability of these deferred costs and, in the event an impairment charge is required, such amount will be included in Operating and Other Expense on the Company’s consolidated statements of operations.

(j)  Financing Agreements

The Company finances the majority of its residential mortgage assets with financing agreements that include repurchase agreements and other forms of collateralized financing.  Under repurchase agreements, the Company sells assets to a lender and agrees to repurchase the same assets in the future for a price that is higher than the original sale price.  The difference between the sale price that the Company receives and the repurchase price that the Company pays represents interest paid to the lender.  Although legally structured as sale and repurchase transactions, the Company accounts for repurchase agreements as secured borrowings. Under its repurchase agreements and other forms of collateralized financing, the Company pledges its assets as collateral to secure the borrowing, in an amount which is equal to a specified percentage of the fair value of the pledged collateral, while the Company retains beneficial ownership of the pledged collateral.  At the maturity of a repurchase financing, unless the repurchase financing is renewed with the same counterparty, the Company is required to repay the loan including any accrued interest and concurrently receives back its pledged collateral from the lender.  With the consent of the lender, the Company may renew a repurchase financing at the then prevailing financing terms.  Margin calls, whereby a lender requires that the Company pledge additional assets or cash as collateral to secure borrowings under its repurchase financing with such lender, are routinely experienced by the Company when the value of the assets pledged as collateral declines as a result of principal amortization and prepayments or due to changes in market interest rates, spreads or other market conditions.  The Company also may make margin calls on counterparties when collateral values increase.

The Company’s repurchase financings collateralized by residential mortgage securities and MSR-related assets typically have terms ranging from one month to six months at inception, while the majority of our financing arrangements collateralized by residential whole loans have terms of twelve months or longer.  Should a counterparty decide not to renew a financing arrangement at maturity, the Company must either refinance elsewhere or be in a position to satisfy the obligation.  If, during the term of a financing, a lender should default on its obligation, the Company might experience difficulty recovering its pledged assets which could result in an unsecured claim against the lender for the difference between the amount loaned to the Company plus interest due to the counterparty and the fair value of the collateral pledged by the Company to such lender, including accrued interest receivable on such collateral (see Notes 6 and 13).

The Company has elected the fair value option on certain of its financing agreements. These agreements are reported at their fair value, with changes in fair value being recorded in earnings each period (or other comprehensive income, to the extent the change results from a change in instrument specific credit risk), as further detailed in Note 6. Financing costs, including “up front” fees paid at inception related to financing agreements at fair value are expensed as incurred. Interest expense is recorded based on the current interest rate in effect for the related agreement.

(k)  Equity-Based Compensation

Compensation expense for equity-based awards that are subject to vesting conditions, is recognized ratably over the vesting period of such awards, based upon the fair value of such awards at the grant date.

The Company has made annual grants of restricted stock units (“RSUs”), certain of which cliff vest after a three-year period, subject only to continued employment, and others of which cliff vest after a three-year period, subject to both continued employment and the achievement of certain performance criteria based on a formula tied to the Company’s achievement of average total shareholder return (“TSR”) during that three-year period, as well as the TSR of the Company relative to the TSR of a group of peer companies (over the three-year period) selected by the Compensation Committee of the Company’s Board of Directors (the “Compensation Committee”) at the date of grant. The features in these awards related to the attainment of TSR over a specified period constitute a “market condition,” which impacts the amount of compensation expense recognized for these awards.  Specifically, the uncertainty regarding the achievement of the market condition was reflected in the grant date fair valuation of the RSUs, which is recognized as compensation expense over the relevant vesting period.  The amount of compensation expense recognized is not dependent on whether the market condition was or will be achieved.

The Company makes dividend equivalent payments in connection with certain of its equity-based awards.  A dividend equivalent is a right to receive a distribution equal to the dividend distributions that would be paid on a share of the Company’s common stock.  Dividend equivalents may be granted as a separate instrument or may be a right associated with the grant of another award (e.g., an RSU) under the Company’s Equity Compensation Plan (the “Equity Plan”), and they are paid in cash or other consideration at such times and in accordance with such rules, terms and conditions, as the Compensation Committee may determine in its discretion.  Payments pursuant to dividend equivalents are generally charged to Stockholders’ Equity to the extent that the attached equity awards are expected to vest.  Compensation expense is recognized for payments made for dividend equivalents to the extent that the attached equity awards (i) do not or are not expected to vest and (ii) grantees are not required to return payments of dividends or dividend equivalents to the Company (see Notes 2(l) and 12).

(l)  Earnings per Common Share (“EPS”)

Basic EPS is computed using the two-class method, which includes the weighted-average number of shares of common stock outstanding during the period and an estimate of other securities that participate in dividends, such as the Company’s dividend equivalents attached to/associated with RSUs, to arrive at total common equivalent shares.  In applying the two-class method, earnings are allocated to both shares of common stock and estimated securities that participate in dividends based on their respective weighted-average shares outstanding for the period.  For the diluted EPS calculation, common equivalent shares are further adjusted for the effect of RSUs outstanding that are unvested and have dividends that are subject to forfeiture, and for the effect of outstanding warrants, using the treasury stock method.  Under the treasury stock method, common equivalent shares are calculated assuming that all dilutive common stock equivalents are exercised and the proceeds, along with future compensation expenses associated with such instruments (if any), are used to repurchase shares of the Company’s outstanding common stock at the average market price during the reported period.  In addition, the Company’s 6.25% Convertible Senior Notes due 2024 (the “Convertible Senior Notes”) are included in the calculation of diluted EPS if the assumed conversion into common shares is dilutive, using the “if-converted” method. This calculation involves adding back the periodic interest expense associated with the Convertible Senior Notes to the numerator and by adding the shares that would be issued in an assumed conversion (regardless of whether the conversion option is in or out of the money) to the denominator for the purposes of calculating diluted EPS (see Note 11).

(m)  Comprehensive Income/(Loss)

The Company’s comprehensive income/(loss) available to common stock and participating securities includes net income, the change in net unrealized gains/(losses) on its AFS securities and derivative hedging instruments (to the extent that such changes are not recorded in earnings), adjusted by realized net gains/(losses) reclassified out of AOCI for sold AFS securities and terminated hedging relationships, as well as the portion of unrealized gains/(losses) on its financing agreements held at fair value related to instrument-specific credit risk, and is reduced by dividends declared on the Company’s preferred stock and issuance costs of redeemed preferred stock.

(n)  Derivative Financial Instruments

The Company may use a variety of derivative instruments to economically hedge a portion of its exposure to market risks, including interest rate risk and prepayment risk. The objective of the Company’s risk management strategy is to reduce fluctuations in net book value over a range of interest rate scenarios.

Swaps

Historically, the Company’s derivative instruments have generally been comprised of Swaps, the majority of which were designated as cash flow hedges against the interest rate risk associated with its borrowings. The Company documented its risk-management policies, including objectives and strategies, for its hedging activities and the relationship between the hedging instrument and the hedged liability for all Swaps designated as hedging transactions.  The Company assessed, both at the inception of a hedge and on a quarterly basis thereafter, whether or not the hedge was “highly effective.”

During the first quarter of 2020, in response to the turmoil in the financial markets resulting from COVID-19, and given that management no longer considered these transactions to be effective hedges in the then prevailing interest rate environment, the Company terminated all of its then existing Swaps. Prior to their termination, Swaps were carried on the Company’s consolidated balance sheets at fair value, in Other assets, if their fair value was positive, or in Other liabilities, if their fair value was negative.  Changes in the fair value of the Company’s Swaps previously designated in hedging transactions were recorded in OCI provided that the hedge remained effective.  Periodic payments accrued in connection with Swaps designated as hedges were included in interest expense and treated as an operating cash flow.

The Company discontinued hedge accounting for the terminated Swaps as it determined that it was no longer probable that the forecasted transactions would occur (see Notes 5(c), 6 and 13).

During the fourth quarter of 2021, the Company entered into Swaps that were not designated as hedges for accounting purposes. Changes in the fair value of the Company’s Swaps not designated in hedging transactions are recorded in Other income, net on the Company’s consolidated statements of operations.

To Be Announced (“TBA”) Securities

The Company has entered into transactions to take short positions in TBA securities in connection with the management of interest rate and other market risks associated with purchases of Agency eligible investor loans. As the Company does not intend to physically settle its transactions in TBA securities, they are required to be accounted for as derivative financial instruments. The Company does not apply hedge accounting to its TBA securities. Accordingly, TBA securities are recorded on the Company’s balance sheets at fair value, with realized and unrealized changes in fair value each period recorded in Other income, net in the Company’s consolidated statements of operations.
(o)  Fair Value Measurements and the Fair Value Option for Financial Assets and Financial Liabilities

The Company’s presentation of fair value for its financial assets and liabilities is determined within a framework that stipulates that the fair value of a financial asset or liability is an exchange price in an orderly transaction between market participants to sell the asset or transfer the liability in the market in which the reporting entity would transact for the asset or liability, that is, the principal or most advantageous market for the asset or liability.  The transaction to sell the asset or transfer the liability is a hypothetical transaction at the measurement date, considered from the perspective of a market participant that holds the asset or owes the liability.  This definition of fair value focuses on exit price and prioritizes the use of market-based inputs over entity-specific inputs when determining fair value.  In addition, the framework for measuring fair value establishes a three-level hierarchy for fair value measurements based upon the observability of inputs to the valuation of an asset or liability as of the measurement date.

In addition to the financial instruments that it is required to report at fair value, the Company has elected the fair value option for certain of its financial assets and liabilities at the time of acquisition or issuance. Subsequent changes in the fair value of these financial instruments are generally reported in Other income, net, in the Company’s consolidated statements of operations. A decision to elect the fair value option for an eligible financial instrument, which may be made on an instrument by instrument basis, is irrevocable (see Notes 2(b), 2(c), 3, 4, and 13).

(p)  Variable Interest Entities

An entity is referred to as a VIE if it meets at least one of the following criteria:  (i) the entity has equity that is insufficient to permit the entity to finance its activities without the additional subordinated financial support of other parties; or (ii) as a group, the holders of the equity investment at risk lack (a) the power to direct the activities of an entity that most significantly impact the entity’s economic performance; (b) the obligation to absorb the expected losses; or (c) the right to receive the expected residual returns; or (iii) the holders of the equity investment at risk have disproportional voting rights and the entity’s activities are conducted on behalf of the investor that has disproportionately few voting rights.

The Company consolidates a VIE when it has both the power to direct the activities that most significantly impact the economic performance of the VIE and a right to receive benefits or absorb losses of the entity that could be potentially significant to the VIE.   The Company is required to reconsider its evaluation of whether to consolidate a VIE each reporting period, based upon changes in the facts and circumstances pertaining to the VIE.

The Company has entered into several financing transactions which resulted in the Company forming entities to facilitate these transactions.  In determining the accounting treatment to be applied to these transactions, the Company concluded that the entities used to facilitate these transactions are VIEs and that they should be consolidated.  If the Company had determined that consolidation was not required, it would have then assessed whether the transfers of the underlying assets would qualify as sales or should be accounted for as secured financings under GAAP (see Note 14).

The Company also includes on its consolidated balance sheets certain financial assets and liabilities that are acquired/issued by trusts and/or other special purpose entities that have been evaluated as being required to be consolidated by the Company under the applicable accounting guidance.

(q)  Offering Costs Related to Issuance and Redemption of Preferred Stock

Offering costs related to the issuance of preferred stock are recorded as a reduction in Additional paid-in capital, a component of Stockholders’ Equity, at the time such preferred stock is issued. On redemption of preferred stock, any excess of the fair value of the consideration transferred to the holders of the preferred stock over the carrying amount of the preferred stock in the Company’s consolidated balance sheets is included in the determination of Net Income Available to Common Stock and Participating Securities in the calculation of EPS.
(r)  New Accounting Standards and Interpretations

Accounting Standards Adopted in 2021

ASU 2020-06 Early Adoption

In August 2020, the Financial Accounting Standards Board (“FASB”) issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40) Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (or ASU 2020-06). ASU 2020-06 was issued in order to reduce the complexity associated with recording financial instruments with characteristics of both liabilities and equity by eliminating certain accounting models associated with such instruments and enhancing disclosure requirements. The Company early adopted ASU 2020-06 in the first quarter of 2021 and it did not have a material impact on the Company’s accounting or disclosures.